Schedule of depreciation recognised on right-of-use assets (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Depreciation raised	$ (337,136)
Buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation raised	$ (337,136)